Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 8. Property, Plant and Equipment, Net

Property, plant and equipment consist of the following:

	December 31,
	2013	2012
Building	$34,710	$33,891
Machinery and equipment	61,539	47,585
Office equipment and software	3,221	1,773
Vehicles	1,193	885
Furniture and fixtures	1,888	2,872
Total property, plant and equipment	102,551	87,006
Accumulated depreciation and amortization	(27,403)	(26,802)
Net value of property and equipment	75,148	60,204
Land	12,234	2,828
Total property, plant and equipment, net	$87,382	$63,032

Depreciation and amortization expense, inclusive of capital lease amortization, for the years ended December 31, 2013 and 2012 amounted to $7,238 and $7,668, respectively.